Loans (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Receivables [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
Major categories of loans are as follows:

	March 31,	December 31,
	2017	2016

Real estate:
Commercial	$223,290,411	$206,145,076
Construction and land development	13,988,793	14,392,992
Residential	56,343,709	54,710,809
Commercial	20,894,073	22,152,773
Consumer	687,569	725,269
	315,204,555	298,126,919
Less: Allowance for loan losses	2,414,124	2,363,086
Deferred origination fees net of costs	503,176	477,261
	$312,287,255	$295,286,572

Major categories of loans at December 31, 2016 and 2015 are as follows:

	2016	2015

Real estate:
Commercial	$206,145,076	$186,703,868
Construction and land development	14,392,992	12,820,165
Residential	54,710,809	51,290,828
Commercial	22,152,773	19,562,302
Consumer	725,269	886,175
	298,126,919	271,263,338
Less: Allowance for loan losses	2,363,086	2,583,445
Deferred origination fees net of costs	477,261	430,491
	$295,286,572	$268,249,402

Schedule of Maturity and Rate Repricing Distribution of the Loan Portfolio [Table Text Block]
The maturity and rate repricing distribution of the loan portfolio as of December 31, 2016 and 2015, is as follows:

	2016	2015

Variable rate, immediately	$41,628,685	$27,803,011
Due within one year	48,381,221	33,826,370
Due over one to five years	126,810,275	153,408,126
Due over five years	81,306,738	56,225,831
	$298,126,919	$271,263,338

Loans and Leases Receivable, Nonaccrual Loan and Lease Status [Table Text Block]	Non-accrual loans, segregated by class of loans, were as follows:
	March 31,	December 31,
	2017	2016

Construction and land development	$571,161	$752,889

Year-end nonaccrual loans, segregated by class of loans, were as follows:
	2016	2015

Commercial real estate	$752,889	$956,813

Past Due Financing Receivables [Table Text Block]
An age analysis of past due loans, segregated by type of loan, is as follows:

			90 Days				Past Due 90
	30 - 59 Days	60 - 89 Days	or More	Total		Total	Days or More
	Past Due	Past Due	Past Due	Past Due	Current	Loans	and Accruing
March 31, 2017
Real estate:
Commercial	$-	$-	$-	$-	$223,290,411	$223,290,411	$-
Construction and land development	-	152,521	571,161	723,682	13,265,111	13,988,793	-
Residential	800,017	-	-	800,017	55,543,692	56,343,709	-
Commercial	-	-	-	-	20,894,073	20,894,073	-
Consumer	-	-	-	-	687,569	687,569	-
Total	$800,017	$152,521	$571,161	$1,523,699	$313,680,856	$315,204,555	$-

December 31, 2016
Real estate:
Commercial	$-	$-	$-	$-	$206,145,076	$206,145,076	$-
Construction and land development	-	-	752,889	752,889	13,640,103	14,392,992	-
Residential	824,554	-	-	824,554	53,886,255	54,710,809	-
Commercial	48,719	-	-	48,719	22,104,054	22,152,773	-
Consumer	-	-	-	-	725,269	725,269	-
Total	$873,273	$-	$752,889	$1,626,162	$296,500,757	$298,126,919	$-

An age analysis of past due loans, segregated by class of loans, as of year-end, is as follows:

			90 Days				Past Due 90
	30 - 59 Days	60 - 89 Days	or More	Total		Total	Days or More
	Past Due	Past Due	Past Due	Past Due	Current	Loans	and Accruing
December 31, 2016
Real estate:
Commercial	$-	$-	$-	$-	$206,145,076	$206,145,076	$-
Construction and land development	-	-	752,889	752,889	13,640,103	14,392,992	-
Residential	824,554	-	-	824,554	53,886,255	54,710,809	-
Commercial	48,719	-	-	48,719	22,104,054	22,152,773	-
Consumer	-	-	-	-	725,269	725,269	-
Total	$873,273	$-	$752,889	$1,626,162	$296,500,757	$298,126,919	$-

December 31, 2015
Real estate:
Commercial	$-	$-	$-	$-	$186,703,868	$186,703,868	$-
Construction and land development	-	-	956,813	956,813	11,863,352	12,820,165	-
Residential	-	-	-	-	51,290,828	51,290,828	-
Commercial	-	-	-	-	19,562,302	19,562,302	-
Consumer	-	-	-	-	886,175	886,175	-
Total	$-	$-	$956,813	$956,813	$270,306,525	$271,263,338	$-

Impaired Financing Receivables [Table Text Block]
Impaired loans, segregated by class of loans, are set forth in the following table:

	Unpaid	Recorded	Recorded
	Contractual	Investment	Investment	Total		Average
	Principal	With No	With	Recorded	Related	Recorded	Interest
	Balance	Allowance	Allowance	Investment	Allowance	Investment	Recognized
March 31, 2017
Real estate:
Commercial	$3,060,269	$3,060,269	$-	$3,060,269	$-	$1,906,579	$37,209
Construction and land development	971,161	-	571,161	571,161	86,859	285,581	-
Commercial	155,296	155,296	-	155,296	-	1,749,020	2,783
	$4,186,726	$3,215,565	$571,161	$3,786,726	$86,859	$4,023,563	$39,992

December 31, 2016
Real estate:
Commercial	$2,455,090	$2,183,509	$241,580	$2,425,089	$7,580	$2,332,568	$125,260
Construction and land development	1,152,889	-	752,889	752,889	16,587	854,851	-
Commercial	164,766	164,766	-	164,766	-	184,201	14,442
	$3,772,745	$2,348,275	$994,469	$3,342,744	$24,167	$3,371,620	$139,702

Year-end impaired loans, segregated by class of loans, are set forth in the following table:

	Unpaid	Recorded	Recorded
	Contractual	Investment	Investment	Total		Average
	Principal	With No	With	Recorded	Related	Recorded	Interest
	Balance	Allowance	Allowance	Investment	Allowance	Investment	Recognized
December 31, 2016
Real estate:
Commercial	$2,455,090	$2,183,509	$241,580	$2,425,089	$7,580	$2,332,568	$125,260
Construction and land development	1,152,889	-	752,889	752,889	16,587	854,851	-
Commercial	164,766	164,766	-	164,766	-	184,201	14,442
	$3,772,745	$2,348,275	$994,469	$3,342,744	$24,167	$3,371,620	$139,702

December 31, 2015
Real estate:
Commercial	$2,240,046	$2,240,046	$-	$2,240,046	$-	$2,281,563	$115,663
Construction and land development	1,156,813	-	956,813	956,813	167,211	478,407	13,540
Commercial	203,635	203,635	-	203,635	-	220,421	15,644
	$3,600,494	$2,443,681	$956,813	$3,400,494	$167,211	$2,980,391	$144,847

Financing Receivable Credit Quality Indicators [Table Text Block]
Loans by credit grade, segregated by loan type, are as follows:

		Above			Pass	Special
March 31, 2017	Excellent	average	Average	Acceptable	watch	mention	Substandard	Doubtful	Total

Real estate:
Commercial	$-	$9,305,789	$124,195,844	$66,024,788	$11,965,627	$7,413,954	$4,384,409	$-	$223,290,411
Construction and land development	-	176,850	8,240,555	2,267,264	1,498,357	1,234,605	571,162	-	13,988,793
Residential	84,285	2,083,546	40,223,900	11,475,228	1,816,600	-	660,150	-	56,343,709
Commercial	1,653,640	37,541	16,235,830	2,289,357	522,409	155,296	-	-	20,894,073
Consumer	25,452	115,136	451,895	67,136	-	-	3,440	24,510	687,569
	$1,763,377	$11,718,862	$189,348,024	$82,123,773	$15,802,993	$8,803,855	$5,619,161	$24,510	$315,204,555

		Above			Pass	Special
December 31, 2016	Excellent	average	Average	Acceptable	watch	mention	Substandard	Doubtful	Total

Real estate:
Commercial	$-	$9,584,756	$147,668,371	$32,474,566	$3,883,813	$8,644,563	$3,889,007	$-	$206,145,076
Construction and land development	-	178,078	10,178,876	2,039,090	-	153,611	1,843,337	-	14,392,992
Residential	110,142	2,811,362	42,715,571	8,059,118	351,182	-	663,434	-	54,710,809
Commercial	1,666,880	77,745	18,469,572	1,228,598	545,212	164,766	-	-	22,152,773
Consumer	42,577	121,306	476,465	51,339	-	-	3,840	29,742	725,269
	$1,819,599	$12,773,247	$219,508,855	$43,852,711	$4,780,207	$8,962,940	$6,399,618	$29,742	$298,126,919

Loans by credit grade, segregated by loan type, at year-end, are as follows:

		Above			Pass	Special
December 31, 2016	Excellent	average	Average	Acceptable	watch	mention	Substandard	Doubtful	Total

Real estate:
Commercial	$-	$9,584,756	$147,668,371	$32,474,566	$3,883,813	$8,644,563	$3,889,007	$-	$206,145,076
Construction and land development	-	178,078	10,178,876	2,039,090	-	153,611	1,843,337	-	14,392,992
Residential	110,142	2,811,362	42,715,571	8,059,118	351,182	-	663,434	-	54,710,809
Commercial	1,666,880	77,745	18,469,572	1,228,598	545,212	164,766	-	-	22,152,773
Consumer	42,577	121,306	476,465	51,339	-	-	3,840	29,742	725,269
	$1,819,599	$12,773,247	$219,508,855	$43,852,711	$4,780,207	$8,962,940	$6,399,618	$29,742	$298,126,919

		Above			Pass	Special
December 31, 2015	Excellent	average	Average	Acceptable	watch	mention	Substandard	Doubtful	Total

Real estate:
Commercial	$-	$11,100,467	$151,135,140	$11,019,894	$3,505,988	$6,162,661	$3,779,718	$-	$186,703,868
Construction and land development	-	285,534	10,037,269	418,834	-	-	2,078,528	-	12,820,165
Residential	181,662	3,478,378	43,722,191	2,502,477	731,122	-	674,998	-	51,290,828
Commercial	1,932,013	46,401	14,685,120	1,184,530	199,950	203,635	1,310,653	-	19,562,302
Consumer	67,862	253,706	481,073	11,207	46,802	-	-	25,525	886,175
	$2,181,537	$15,164,486	$220,060,793	$15,136,942	$4,483,862	$6,366,296	$7,843,897	$25,525	$271,263,338

Allowance for Credit Losses on Financing Receivables [Table Text Block]
The following table details activity in the allowance for loan losses by portfolio for the three months ended March 31, 2017 and 2016, and the year ended December 31, 2016. Allocation of a portion of the allowance to one category of loans does not preclude its availability to absorb losses in other categories.

						Allowance for loan losses		Outstanding loan
		Provision				ending balance evaluated		balances evaluated
	Beginning	for loan	Charge		Ending	for impairment:		for impairment:
March 31, 2017	balance	losses	offs	Recoveries	balance	Individually	Collectively	Individually	Collectively

Real estate:
Commercial	$1,717,749	$(193)	$-	$890	$1,718,446	$-	$1,718,446	$3,060,269	$220,230,142
Construction and land development	204,860	90,411	-	-	295,271	86,859	208,412	571,161	13,417,632
Residential	247,437	28,185	-	148	275,770	-	275,770	-	56,343,709
Commercial	125,260	(31,963)	-	-	93,297	-	93,297	155,296	20,738,777
Consumer	8,826	(817)	-	-	8,009	-	8,009	-	687,569
Unallocated	58,954	(35,623)	-	-	23,331	-	23,331	-	-
	$2,363,086	$50,000	$-	$1,038	$2,414,124	$86,859	$2,327,265	$3,786,726	$311,417,829

						Allowance for loan losses		Outstanding loan
		Provision				ending balance evaluated		balances evaluated
	Beginning	for loan	Charge		Ending	for impairment:		for impairment:
March 31, 2016	balance	losses	offs	Recoveries	balance	Individually	Collectively	Individually	Collectively

Real estate:
Commercial	$1,718,256	$96,026	$-	$-	$1,814,282	$-	$1,814,282	$2,425,089	$178,552,626
Construction and land development	306,982	(26,612)	-	-	280,370	129,452	150,918	2,219,985	11,068,961
Residential	322,084	(41,098)	-	54,888	335,874	-	335,874	-	53,530,926
Commercial	132,362	29,692	-	-	162,054	-	162,054	192,017	19,174,835
Consumer	7,900	1,133	-	-	9,033	-	9,033	-	839,852
Unallocated	95,861	(59,141)	-	-	36,720	-	36,720	-	-
	$2,583,445	$-	$-	$54,888	$2,638,333	$129,452	$2,508,881	$4,837,091	$263,167,200

						Allowance for loan losses		Outstanding loan
		Provision				ending balance evaluated		balances evaluated
	Beginning	for loan	Charge		Ending	for impairment:		for impairment:
December 31, 2016	balance	losses	offs	Recoveries	balance	Individually	Collectively	Individually	Collectively

Real estate:
Commercial	$1,718,256	$29,493	$(30,000)	$-	$1,717,749	$7,580	$1,710,169	$2,425,089	$203,719,987
Construction and land development	306,982	97,878	(200,000)	-	204,860	16,587	188,273	752,889	13,640,103
Residential	322,084	(184,773)	-	110,126	247,437	-	247,437	-	54,710,809
Commercial	132,362	93,383	(100,485)	-	125,260	-	125,260	164,766	21,988,007
Consumer	7,900	926	-	-	8,826	-	8,826	-	725,269
Unallocated	95,861	(36,907)	-	-	58,954	-	58,954	-	-
	$2,583,445	$-	$(330,485)	$110,126	$2,363,086	$24,167	$2,338,919	$3,342,744	$294,784,175

The following table details activity in the allowance for loan losses by portfolio for the years ended December 31, 2016 and 2015. Allocation of a portion of the allowance to one category of loans does not preclude its availability to absorb losses in other categories.

						Allowance for loan losses		Outstanding loan
		Provision				ending balance evaluated		balances evaluated
	Beginning	for loan	Charge		Ending	for impairment:		for impairment:
December 31, 2016	balance	losses	offs	Recoveries	balance	Individually	Collectively	Individually	Collectively

Real estate:
Commercial	$1,718,256	$29,493	$(30,000)	$-	$1,717,749	$7,580	$1,710,169	$2,425,089	$203,719,987
Construction and land development	306,982	97,878	(200,000)	-	204,860	16,587	188,273	752,889	13,640,103
Residential	322,084	(184,773)	-	110,126	247,437	-	247,437	-	54,710,809
Commercial	132,362	93,383	(100,485)	-	125,260	-	125,260	164,766	21,988,007
Consumer	7,900	926	-	-	8,826	-	8,826	-	725,269
Unallocated	95,861	(36,907)	-	-	58,954	-	58,954	-	-
	$2,583,445	$-	$(330,485)	$110,126	$2,363,086	$24,167	$2,338,919	$3,342,744	$294,784,175

						Allowance for loan losses		Outstanding loan
		Provision				ending balance evaluated		balances evaluated
	Beginning	for loan	Charge		Ending	for impairment:		for impairment:
December 31, 2015	balance	losses	offs	Recoveries	balance	Individually	Collectively	Individually	Collectively

Real estate:
Commercial	$1,848,163	$(129,907)	$-	$-	$1,718,256	$-	$1,718,256	$2,240,046	$184,463,822
Construction and land development	458,211	48,771	(200,000)	-	306,982	167,211	139,771	956,813	11,863,352
Residential	278,943	42,299	-	842	322,084	-	322,084	-	51,290,828
Commercial	171,104	(41,096)	-	2,354	132,362	-	132,362	203,635	19,358,667
Consumer	8,215	(315)	-	-	7,900	-	7,900	-	886,175
Unallocated	15,613	80,248	-	-	95,861	-	95,861	-	-
	$2,780,249	$-	$(200,000)	$3,196	$2,583,445	$167,211	$2,416,234	$3,400,494	$267,862,844